JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — 30.9%
Aerospace & Defense — 1.2%
Boeing Co. (The)
1.43%, 2/4/2024	70	70
4.88%, 5/1/2025	54	59
2.20%, 2/4/2026	86	86
3.10%, 5/1/2026	250	260
L3Harris Technologies, Inc. 3.85%, 12/15/2026	70	76
Leidos, Inc. 2.30%, 2/15/2031	100	97
Northrop Grumman Corp. 2.93%, 1/15/2025	150	157
Raytheon Technologies Corp. 4.13%, 11/16/2028	100	112
Textron, Inc. 3.00%, 6/1/2030	100	104

		1,021

Auto Components — 0.0% (a)
Lear Corp. 2.60%, 1/15/2032	14	14

Automobiles — 0.7%
Daimler Finance North America LLC (Germany) 2.13%, 3/10/2025 (b)	150	153
General Motors Co. 6.13%, 10/1/2025	50	58
Hyundai Capital America 2.85%, 11/1/2022 (b)	200	204
Nissan Motor Co. Ltd. (Japan) 4.35%, 9/17/2027 (b)	200	215

		630

Banks — 3.9%
Bank of America Corp.
3.30%, 1/11/2023	90	93
(ICE LIBOR USD 3 Month + 0.78%), 3.55%, 3/5/2024 (c)	42	43
Series L, 3.95%, 4/21/2025	154	165
(SOFR + 1.15%), 1.32%, 6/19/2026 (c)	60	59
(ICE LIBOR USD 3 Month + 1.04%), 3.42%, 12/20/2028 (c)	250	267
Series N, (SOFR + 1.22%), 2.65%, 3/11/2032 (c)	250	253
Barclays plc (United Kingdom) 3.68%, 1/10/2023	100	100
Canadian Imperial Bank of Commerce (Canada) 3.10%, 4/2/2024	150	157
Citigroup, Inc.
4.40%, 6/10/2025	115	125
4.45%, 9/29/2027	50	56
(SOFR + 1.15%), 2.67%, 1/29/2031 (c)	350	355
Citizens Financial Group, Inc. 2.64%, 9/30/2032	50	50
Fifth Third Bancorp 2.38%, 1/28/2025	64	66
HSBC Holdings plc (United Kingdom)
(SOFR + 1.40%), 2.63%, 11/7/2025 (c)	200	206
(SOFR + 1.29%), 1.59%, 5/24/2027 (c)	200	195
Lloyds Banking Group plc (United Kingdom) 3.75%, 1/11/2027	250	270
Mitsubishi UFJ Financial Group, Inc. (Japan) 2.19%, 2/25/2025	225	231
Standard Chartered plc (United Kingdom) 5.20%, 1/26/2024 (b)	200	214
US Bancorp Series X, 3.15%, 4/27/2027	68	73
Wells Fargo & Co.
3.00%, 2/19/2025	99	103
4.10%, 6/3/2026	21	23
4.30%, 7/22/2027	30	33
(ICE LIBOR USD 3 Month + 1.31%), 3.58%, 5/22/2028 (c)	170	184

		3,321

Beverages — 0.4%
Anheuser-Busch InBev Worldwide, Inc. (Belgium) 4.75%, 1/23/2029	165	193
Constellation Brands, Inc. 2.88%, 5/1/2030	11	11
Keurig Dr Pepper, Inc.
4.42%, 5/25/2025	75	82
4.60%, 5/25/2028	50	57
PepsiCo, Inc. 1.63%, 5/1/2030	33	32

		375

Biotechnology — 0.5%
AbbVie, Inc.
3.45%, 3/15/2022	69	69
4.25%, 11/14/2028	100	113
Amgen, Inc. 2.20%, 2/21/2027	43	44
Baxalta, Inc. 3.60%, 6/23/2022	23	23
Biogen, Inc. 2.25%, 5/1/2030	40	39
Gilead Sciences, Inc.
3.50%, 2/1/2025	25	27
3.65%, 3/1/2026	57	61
Regeneron Pharmaceuticals, Inc. 1.75%, 9/15/2030	28	26

		402

Capital Markets — 1.6%
Blackstone Secured Lending Fund 3.65%, 7/14/2023	55	57
Brookfield Finance, Inc. (Canada) 4.85%, 3/29/2029	47	55

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Charles Schwab Corp. (The) 3.23%, 9/1/2022	40	41
Deutsche Bank AG (Germany) (SOFR + 1.72%), 3.04%, 5/28/2032 (c)	150	151
Goldman Sachs Group, Inc. (The)
(SOFR + 0.82%), 1.54%, 9/10/2027 (c)	150	147
(ICE LIBOR USD 3 Month + 1.51%), 3.69%, 6/5/2028 (c)	149	160
(ICE LIBOR USD 3 Month + 1.30%), 4.22%, 5/1/2029 (c)	80	89
Invesco Finance plc 3.75%, 1/15/2026	125	136
Macquarie Bank Ltd. (Australia) 4.00%, 7/29/2025 (b)	100	109
Morgan Stanley
3.70%, 10/23/2024	83	88
(SOFR + 0.88%), 1.59%, 5/4/2027 (c)	127	126
(ICE LIBOR USD 3 Month + 1.34%), 3.59%, 7/22/2028 (c)	150	161
(SOFR + 1.03%), 1.79%, 2/13/2032 (c)	90	85
Northern Trust Corp.
(ICE LIBOR USD 3 Month + 1.13%), 3.38%, 5/8/2032 (c)	17	18

		1,423

Chemicals — 0.4%
International Flavors & Fragrances, Inc. 1.83%, 10/15/2027 (b)	40	39
LYB International Finance III LLC 2.25%, 10/1/2030	75	75
Mosaic Co. (The) 3.25%, 11/15/2022	21	21
Nutrien Ltd. (Canada) 3.38%, 3/15/2025	45	48
PPG Industries, Inc. 1.20%, 3/15/2026	37	36
Sherwin-Williams Co. (The) 3.30%, 2/1/2025	110	116

		335

Commercial Services & Supplies — 0.2%
Republic Services, Inc. 3.38%, 11/15/2027	200	214

Construction & Engineering — 0.1%
Quanta Services, Inc.
2.90%, 10/1/2030	21	22
2.35%, 1/15/2032	69	68

		90

Construction Materials — 0.1%
Martin Marietta Materials, Inc. 3.45%, 6/1/2027	78	84

Consumer Finance — 1.3%
AerCap Ireland Capital DAC (Ireland)
3.50%, 5/26/2022	150	152
4.13%, 7/3/2023	200	208
Avolon Holdings Funding Ltd. (Ireland)
3.95%, 7/1/2024 (b)	120	126
4.25%, 4/15/2026 (b)	90	96
2.53%, 11/18/2027 (b)	334	326
General Motors Financial Co., Inc. 2.35%, 1/8/2031	200	193

		1,101

Containers & Packaging — 0.3%
Graphic Packaging International LLC 1.51%, 4/15/2026 (b)	41	40
Packaging Corp. of America 3.00%, 12/15/2029	100	105
WRKCo, Inc. 3.00%, 9/15/2024	80	84

		229

Diversified Financial Services — 1.2%
Element Fleet Management Corp. (Canada) 1.60%, 4/6/2024 (b)	10	10
National Rural Utilities Cooperative Finance Corp. 2.30%, 9/15/2022	200	203
ORIX Corp. (Japan) 2.90%, 7/18/2022	81	82
Private Export Funding Corp.
Series EE, 2.80%, 5/15/2022	500	506
Series KK, 3.55%, 1/15/2024	200	212

		1,013

Diversified Telecommunication Services — 0.9%
AT&T, Inc. 7.88%, 2/15/2030	250	342
Qwest Corp. 6.75%, 12/1/2021	148	148
Verizon Communications, Inc.
2.10%, 3/22/2028	25	25
4.50%, 8/10/2033	208	245

		760

Electric Utilities — 1.8%
American Electric Power Co., Inc. 2.30%, 3/1/2030	100	98
Baltimore Gas and Electric Co. 2.80%, 8/15/2022	43	43
Commonwealth Edison Co. Series 122, 2.95%, 8/15/2027	200	213
DTE Electric Co. 2.65%, 6/15/2022	20	20
Duke Energy Corp. 3.75%, 4/15/2024	150	158
Duquesne Light Holdings, Inc.
2.53%, 10/1/2030 (b)	51	50
2.78%, 1/7/2032 (b)	14	14
Edison International 4.13%, 3/15/2028	50	53
Entergy Mississippi LLC 2.85%, 6/1/2028	186	196
Evergy Metro, Inc. 3.15%, 3/15/2023	47	48

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
ITC Holdings Corp. 2.95%, 5/14/2030 (b)	39	40
NextEra Energy Capital Holdings, Inc. 3.55%, 5/1/2027	89	96
Niagara Mohawk Power Corp.
3.51%, 10/1/2024 (b)	28	29
1.96%, 6/27/2030 (b)	29	28
NRG Energy, Inc. 2.45%, 12/2/2027 (b)	37	37
OGE Energy Corp. 0.70%, 5/26/2023	18	18
Pacific Gas and Electric Co. 4.55%, 7/1/2030	75	82
Pennsylvania Electric Co. 3.25%, 3/15/2028 (b)	132	137
SCE Recovery Funding LLC Series A-2, 1.94%, 5/15/2038	25	24
Southern California Edison Co. 1.85%, 2/1/2022	4	4
Southern Co. (The) 3.25%, 7/1/2026	167	177
Virginia Electric and Power Co. 3.45%, 2/15/2024	21	22

		1,587

Electrical Equipment — 0.3%
Eaton Corp. 3.10%, 9/15/2027	140	149
Rockwell Automation, Inc. 1.75%, 8/15/2031	100	98

		247

Electronic Equipment, Instruments & Components — 0.1%
Arrow Electronics, Inc.
4.50%, 3/1/2023	16	17
3.88%, 1/12/2028	100	108

		125

Energy Equipment & Services — 0.1%
Halliburton Co. 3.80%, 11/15/2025	7	8
Schlumberger Investment SA 2.65%, 6/26/2030	94	95

		103

Entertainment — 0.1%
Walt Disney Co. (The) 7.70%, 10/30/2025	50	62

Equity Real Estate Investment Trusts (REITs) — 2.7%
Alexandria Real Estate Equities, Inc. 2.00%, 5/18/2032	30	29
American Campus Communities Operating Partnership LP 2.25%, 1/15/2029	57	56
American Tower Corp.
5.00%, 2/15/2024	38	41
1.45%, 9/15/2026	72	71
1.50%, 1/31/2028	68	65
AvalonBay Communities, Inc.
3.35%, 5/15/2027	28	30
2.45%, 1/15/2031	100	103
Boston Properties LP 3.20%, 1/15/2025	152	160
Brixmor Operating Partnership LP
3.85%, 2/1/2025	50	53
2.25%, 4/1/2028	10	10
Corporate Office Properties LP 2.00%, 1/15/2029	26	25
Crown Castle International Corp. 2.25%, 1/15/2031	72	70
Equinix, Inc. 2.00%, 5/15/2028	37	36
Essex Portfolio LP 1.65%, 1/15/2031	53	50
Extra Space Storage LP 2.35%, 3/15/2032	100	97
Goodman US Finance Three LLC (Australia) 3.70%, 3/15/2028 (b)	52	56
Healthcare Trust of America Holdings LP
3.10%, 2/15/2030	68	71
2.00%, 3/15/2031	29	27
Healthpeak Properties, Inc.
3.40%, 2/1/2025	3	3
2.13%, 12/1/2028	28	28
Kilroy Realty LP 2.65%, 11/15/2033	70	68
Life Storage LP 2.20%, 10/15/2030	25	25
Mid-America Apartments LP 1.70%, 2/15/2031	36	34
Office Properties Income Trust
2.65%, 6/15/2026	17	17
2.40%, 2/1/2027	70	68
3.45%, 10/15/2031	29	28
Physicians Realty LP 2.63%, 11/1/2031	37	37
Public Storage 2.25%, 11/9/2031	36	36
Realty Income Corp. 3.65%, 1/15/2028	150	166
Sabra Health Care LP 3.20%, 12/1/2031	52	51
Safehold Operating Partnership LP 2.80%, 6/15/2031	88	87
Scentre Group Trust 1 (Australia) 3.50%, 2/12/2025 (b)	150	159
SITE Centers Corp. 3.63%, 2/1/2025	12	13
UDR, Inc. 2.10%, 8/1/2032	48	46
Ventas Realty LP
3.75%, 5/1/2024	44	46
3.50%, 2/1/2025	27	29
4.13%, 1/15/2026	17	19
3.25%, 10/15/2026	45	48
Welltower, Inc. 4.50%, 1/15/2024	100	106
WP Carey, Inc.
2.40%, 2/1/2031	12	12

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
2.25%, 4/1/2033	100	95

		2,271

Food & Staples Retailing — 0.3%
7-Eleven, Inc. 1.30%, 2/10/2028 (b)	80	76
Alimentation Couche-Tard, Inc. (Canada) 2.95%, 1/25/2030 (b)	100	104
CVS Pass-Through Trust 5.93%, 1/10/2034 (b)	39	48

		228

Food Products — 0.6%
Archer-Daniels-Midland Co. 3.25%, 3/27/2030	53	58
Bunge Ltd. Finance Corp. 1.63%, 8/17/2025	50	50
Campbell Soup Co.
3.95%, 3/15/2025	50	54
2.38%, 4/24/2030	74	73
Kellogg Co. 3.40%, 11/15/2027	95	102
Mondelez International, Inc. 1.88%, 10/15/2032	125	120
Smithfield Foods, Inc.
5.20%, 4/1/2029 (b)	7	8
3.00%, 10/15/2030 (b)	18	18
Tyson Foods, Inc. 3.95%, 8/15/2024	73	78

		561

Gas Utilities — 0.1%
Atmos Energy Corp. 2.63%, 9/15/2029	42	43
ONE Gas, Inc. 2.00%, 5/15/2030	26	26

		69

Health Care Equipment & Supplies — 0.3%
Becton Dickinson and Co. 1.96%, 2/11/2031	150	143
Boston Scientific Corp.
3.75%, 3/1/2026	31	34
4.00%, 3/1/2029	19	21
Zimmer Biomet Holdings, Inc.
3.70%, 3/19/2023	19	20
3.55%, 4/1/2025	50	53

		271

Health Care Providers & Services — 0.5%
Cigna Corp. 3.50%, 6/15/2024	72	76
CommonSpirit Health 2.78%, 10/1/2030	50	51
HCA, Inc. 4.13%, 6/15/2029	150	165
UnitedHealth Group, Inc. 2.30%, 5/15/2031	73	74
Universal Health Services, Inc.
2.65%, 10/15/2030 (b)	56	54
2.65%, 1/15/2032 (b)	25	25

		445

Hotels, Restaurants & Leisure — 0.2%
Expedia Group, Inc. 3.25%, 2/15/2030	100	103
McDonald’s Corp. 2.13%, 3/1/2030	58	58

		161

Household Durables — 0.2%
Lennar Corp. 5.25%, 6/1/2026	140	159

Industrial Conglomerates — 0.2%
Roper Technologies, Inc.
3.80%, 12/15/2026	15	16
1.40%, 9/15/2027	174	169

		185

Insurance — 1.4%
American International Group, Inc. 3.75%, 7/10/2025	161	172
Aon plc 3.88%, 12/15/2025	143	155
Assurant, Inc. 4.20%, 9/27/2023	90	95
Athene Global Funding
1.45%, 1/8/2026 (b)	68	67
1.73%, 10/2/2026 (b)	82	81
Brighthouse Financial Global Funding 1.00%, 4/12/2024 (b)	38	38
CNA Financial Corp.
3.95%, 5/15/2024	52	56
4.50%, 3/1/2026	38	42
New York Life Global Funding 1.20%, 8/7/2030 (b)	150	141
Principal Financial Group, Inc. 3.10%, 11/15/2026	150	160
Prudential Insurance Co. of America (The) 8.30%, 7/1/2025 (b)	150	183

		1,190

Internet & Direct Marketing Retail — 0.1%
eBay, Inc. 2.60%, 5/10/2031	100	101

IT Services — 0.2%
Global Payments, Inc.
2.15%, 1/15/2027	45	45
3.20%, 8/15/2029	50	52
International Business Machines Corp. 3.50%, 5/15/2029	100	108

		205

Leisure Products — 0.1%
Hasbro, Inc. 3.90%, 11/19/2029	75	82

Life Sciences Tools & Services — 0.1%
Thermo Fisher Scientific, Inc. 3.20%, 8/15/2027	100	107

Machinery — 0.1%
Otis Worldwide Corp. 2.57%, 2/15/2030	44	45

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Media — 0.7%
Charter Communications Operating LLC
4.91%, 7/23/2025	160	177
2.30%, 2/1/2032	50	47
Comcast Corp.
3.38%, 2/15/2025	77	82
3.38%, 8/15/2025	80	85
3.15%, 3/1/2026	16	17
Cox Communications, Inc. 1.80%, 10/1/2030 (b)	67	64
Fox Corp. 4.71%, 1/25/2029	35	40
ViacomCBS, Inc. 4.00%, 1/15/2026	100	108

		620

Metals & Mining — 0.3%
Glencore Funding LLC (Australia)
2.50%, 9/1/2030 (b)	60	58
2.85%, 4/27/2031 (b)	150	150
Steel Dynamics, Inc.
1.65%, 10/15/2027	33	32
3.45%, 4/15/2030	21	22

		262

Multiline Retail — 0.3%
Dollar General Corp. 4.13%, 5/1/2028	150	168
Kohl’s Corp. 3.38%, 5/1/2031	100	103

		271

Multi-Utilities — 0.5%
CenterPoint Energy, Inc. 1.45%, 6/1/2026	29	29
Consolidated Edison Co. of New York, Inc. 3.80%, 5/15/2028	155	170
PG&E Energy Recovery Funding LLC Series A-2, 2.28%, 1/15/2036	16	16
Public Service Enterprise Group, Inc. 2.88%, 6/15/2024	100	104
Puget Energy, Inc. 2.38%, 6/15/2028	17	17
Sempra Energy 4.05%, 12/1/2023	48	51
WEC Energy Group, Inc. 3.55%, 6/15/2025	73	78

		465

Oil, Gas & Consumable Fuels — 2.3%
APT Pipelines Ltd. (Australia) 4.25%, 7/15/2027 (b)	100	111
Cameron LNG LLC 2.90%, 7/15/2031 (b)	84	88
Cheniere Corpus Christi Holdings LLC
5.88%, 3/31/2025	50	56
5.13%, 6/30/2027	81	91
Chevron Corp. 2.00%, 5/11/2027	19	19
Chevron USA, Inc. 3.85%, 1/15/2028	100	111
ConocoPhillips
3.75%, 10/1/2027 (b)	60	66
2.40%, 2/15/2031 (b)	14	14
Coterra Energy, Inc. 3.90%, 5/15/2027 (b)	60	65
Diamondback Energy, Inc. 3.25%, 12/1/2026	100	105
Ecopetrol SA (Colombia) 4.13%, 1/16/2025	58	58
Energy Transfer LP
3.60%, 2/1/2023	28	29
4.90%, 2/1/2024	61	65
4.05%, 3/15/2025	91	97
Flex Intermediate Holdco LLC 3.36%, 6/30/2031 (b)	114	115
Gray Oak Pipeline LLC
2.60%, 10/15/2025 (b)	40	41
3.45%, 10/15/2027 (b)	50	52
Gulf South Pipeline Co. LP 4.00%, 6/15/2022	50	50
HollyFrontier Corp.
2.63%, 10/1/2023	12	12
5.88%, 4/1/2026	40	45
Marathon Petroleum Corp.
4.50%, 5/1/2023	62	65
4.70%, 5/1/2025	105	115
MPLX LP
3.38%, 3/15/2023	32	33
4.25%, 12/1/2027	27	30
NGPL PipeCo LLC 3.25%, 7/15/2031 (b)	22	22
ONEOK Partners LP
3.38%, 10/1/2022	12	12
5.00%, 9/15/2023	28	30
Ovintiv Exploration, Inc. 5.38%, 1/1/2026	40	44
Phillips 66 1.30%, 2/15/2026	28	27
Pioneer Natural Resources Co.
1.13%, 1/15/2026	50	49
1.90%, 8/15/2030	72	68
Plains All American Pipeline LP 4.65%, 10/15/2025	100	109
Sabine Pass Liquefaction LLC 4.50%, 5/15/2030	20	23
Williams Cos., Inc. (The) 2.60%, 3/15/2031	50	50

		1,967

Pharmaceuticals — 0.7%
AstraZeneca plc (United Kingdom) 1.38%, 8/6/2030	77	72
Bristol-Myers Squibb Co.
3.40%, 7/26/2029	71	78
1.45%, 11/13/2030	100	95
Mylan, Inc. 4.55%, 4/15/2028	75	84

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Takeda Pharmaceutical Co. Ltd. (Japan) 2.05%, 3/31/2030	200	195
Zoetis, Inc. 2.00%, 5/15/2030	80	79

		603

Real Estate Management & Development — 0.2%
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada) 3.13%, 3/20/2022 (b)	200	201

Road & Rail — 0.8%
CSX Corp. 3.25%, 6/1/2027	162	174
JB Hunt Transport Services, Inc. 3.88%, 3/1/2026	60	65
Norfolk Southern Corp. 2.55%, 11/1/2029	150	155
Penske Truck Leasing Co. LP 4.13%, 8/1/2023 (b)	200	211
Triton Container International Ltd. (Bermuda) 2.05%, 4/15/2026 (b)	110	109

		714

Semiconductors & Semiconductor Equipment — 0.7%
Broadcom, Inc.
4.15%, 11/15/2030	143	157
3.19%, 11/15/2036 (b)	57	56
Marvell Technology, Inc. 2.45%, 4/15/2028	52	52
Microchip Technology, Inc.
0.97%, 2/15/2024 (b)	72	72
0.98%, 9/1/2024 (b)	50	49
NXP BV (China) 2.50%, 5/11/2031 (b)	100	99
QUALCOMM, Inc. 3.25%, 5/20/2027	94	101
Xilinx, Inc. 2.38%, 6/1/2030	50	51

		637

Software — 0.4%
Citrix Systems, Inc. 1.25%, 3/1/2026	25	24
Intuit, Inc. 1.65%, 7/15/2030	125	121
Oracle Corp. 2.88%, 3/25/2031	168	172
VMware, Inc.
1.40%, 8/15/2026	25	24
1.80%, 8/15/2028	15	15

		356

Specialty Retail — 0.4%
AutoZone, Inc. 4.00%, 4/15/2030	83	93
Lowe’s Cos., Inc. 3.65%, 4/5/2029	200	219
O’Reilly Automotive, Inc. 3.60%, 9/1/2027	62	68

		380

Technology Hardware, Storage & Peripherals — 0.2%
Apple, Inc. 2.38%, 2/8/2041	100	98
Dell International LLC 5.30%, 10/1/2029	100	118

		216

Tobacco — 0.3%
Altria Group, Inc. 2.45%, 2/4/2032	84	79
BAT Capital Corp. (United Kingdom) 3.22%, 8/15/2024	200	208

		287

Trading Companies & Distributors — 0.5%
Air Lease Corp.
3.00%, 9/15/2023	250	257
3.63%, 12/1/2027	100	105
Aviation Capital Group LLC 3.88%, 5/1/2023 (b)	100	104

		466

Wireless Telecommunication Services — 0.3%
T-Mobile USA, Inc.
3.88%, 4/15/2030	150	163
2.25%, 11/15/2031	100	96

		259

TOTAL CORPORATE BONDS (Cost $26,047)		26,920

U.S. TREASURY OBLIGATIONS — 20.2%
U.S. Treasury Bonds
6.13%, 8/15/2029	500	675
U.S. Treasury Notes
0.13%, 6/30/2023	1,000	995
1.13%, 2/28/2025	1,500	1,511
2.25%, 11/15/2025	500	523
0.38%, 9/30/2027	580	552
0.50%, 10/31/2027	1,500	1,434
1.25%, 3/31/2028	450	448
3.13%, 11/15/2028	1,000	1,118
0.63%, 5/15/2030	3,500	3,286
0.63%, 8/15/2030	1,200	1,124
0.88%, 11/15/2030	80	76
U.S. Treasury STRIPS Bonds
3.03%, 11/15/2022 (d)	1,300	1,298
2.28%, 8/15/2023 (d)	1,890	1,875
2.66%, 2/15/2024 (d)	1,206	1,190
2.35%, 5/15/2024 (d)	200	197
3.14%, 5/15/2025 (d)	200	193
2.50%, 5/15/2026 (d)	200	190
3.75%, 8/15/2026 (d)	47	44
3.96%, 11/15/2026 (d)	300	283
3.07%, 2/15/2027 (d)	100	94
4.20%, 8/15/2027 (d)	100	93
4.31%, 11/15/2027 (d)	140	129
3.24%, 2/15/2028 (d)	53	49

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
2.66%, 5/15/2028 (d)	10		9
3.46%, 8/15/2028 (d)	200		182

TOTAL U.S. TREASURY OBLIGATIONS (Cost $17,472)			17,568

COLLATERALIZED MORTGAGE OBLIGATIONS — 17.3%
Alternative Loan Trust
Series 2004-2CB, Class 1A9, 5.75%, 3/25/2034	464		476
Series 2005-54CB, Class 1A11, 5.50%, 11/25/2035	66		62
Banc of America Funding Trust Series 2004-1, PO, 3/25/2034 ‡	7		6
CHL Mortgage Pass-Through Trust
Series 2004-HYB3, Class 2A, 1.96%, 6/20/2034 (e)	6		6
Series 2004-5, Class 1A4, 5.50%, 6/25/2034	14		15
Series 2005-22, Class 2A1, 2.47%, 11/25/2035 (e)	67		64
Citigroup Global Markets Mortgage Securities VII, Inc.
Series 2003-UP2, Class 1, PO, 12/25/2018 ‡	—	(f)	—	(f)
Series 2003-HYB1, Class A, 2.24%, 9/25/2033 (e)	4		4
Citigroup Mortgage Loan Trust, Inc. Series 2003-UP3, Class A3, 7.00%, 9/25/2033	3		3
FHLMC - GNMA Series 24, Class ZE, 6.25%, 11/25/2023	4		4
FHLMC, REMIC
Series 1206, Class IA, 7.00%, 3/15/2022	—	(f)	—	(f)
Series 1250, Class J, 7.00%, 5/15/2022	—	(f)	—	(f)
Series 1343, Class LA, 8.00%, 8/15/2022	—	(f)	—	(f)
Series 2512, Class PG, 5.50%, 10/15/2022	7		7
Series 2535, Class BK, 5.50%, 12/15/2022	1		1
Series 1470, Class F, 1.24%, 2/15/2023 (e)	—	(f)	—	(f)
Series 2568, Class KG, 5.50%, 2/15/2023	14		14
Series 1466, Class PZ, 7.50%, 2/15/2023	3		3
Series 1491, Class I, 7.50%, 4/15/2023	1		1
Series 1798, Class F, 5.00%, 5/15/2023	1		2
Series 1518, Class G, IF, 8.85%, 5/15/2023 (e)	1		1
Series 1541, Class O, 0.81%, 7/15/2023 (e)	1		1
Series 1608, Class L, 6.50%, 9/15/2023	6		6
Series 1602, Class SA, HB, IF, 22.46%, 10/15/2023 (e)	1		1
Series 2283, Class K, 6.50%, 12/15/2023	2		2
Series 1700, Class GA, PO, 2/15/2024	—	(f)	—	(f)
Series 1671, Class L, 7.00%, 2/15/2024	2		2
Series 1706, Class K, 7.00%, 3/15/2024	10		11
Series 2033, Class SN, HB, IF, 30.42%, 3/15/2024 (e)	1		—	(f)
Series 1720, Class PL, 7.50%, 4/15/2024	28		29
Series 2306, Class K, PO, 5/15/2024	1		1
Series 2306, Class SE, IF, IO, 8.95%, 5/15/2024 (e)	3		—	(f)
Series 1745, Class D, 7.50%, 8/15/2024	3		3
Series 1927, Class PH, 7.50%, 1/15/2027	24		27
Series 1981, Class Z, 6.00%, 5/15/2027	9		10
Series 1987, Class PE, 7.50%, 9/15/2027	3		4
Series 2038, Class PN, IO, 7.00%, 3/15/2028	4		1
Series 2040, Class PE, 7.50%, 3/15/2028	18		20
Series 2063, Class PG, 6.50%, 6/15/2028	21		24
Series 2064, Class TE, 7.00%, 6/15/2028	3		4
Series 2075, Class PM, 6.25%, 8/15/2028	16		17
Series 2075, Class PH, 6.50%, 8/15/2028	16		18
Series 2089, Class PJ, IO, 7.00%, 10/15/2028	5		—	(f)
Series 2125, Class JZ, 6.00%, 2/15/2029	10		11
Series 2169, Class TB, 7.00%, 6/15/2029	49		55
Series 2163, Class PC, IO, 7.50%, 6/15/2029	2		—	(f)
Series 2172, Class QC, 7.00%, 7/15/2029	21		24
Series 2196, Class TL, 7.50%, 11/15/2029	—	(f)	—	(f)
Series 2201, Class C, 8.00%, 11/15/2029	7		8

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2210, Class Z, 8.00%, 1/15/2030	24	28
Series 2224, Class CB, 8.00%, 3/15/2030	8	9
Series 2256, Class MC, 7.25%, 9/15/2030	13	16
Series 2259, Class ZM, 7.00%, 10/15/2030	13	16
Series 2271, Class PC, 7.25%, 12/15/2030	12	14
Series 2296, Class PD, 7.00%, 3/15/2031	7	8
Series 2344, Class ZD, 6.50%, 8/15/2031	113	129
Series 2344, Class ZJ, 6.50%, 8/15/2031	16	18
Series 2345, Class NE, 6.50%, 8/15/2031	9	10
Series 2351, Class PZ, 6.50%, 8/15/2031	11	13
Series 2410, Class OE, 6.38%, 2/15/2032	9	10
Series 2410, Class NG, 6.50%, 2/15/2032	8	10
Series 2410, Class QX, IF, IO, 8.56%, 2/15/2032 (e)	6	1
Series 2412, Class SP, IF, 15.92%, 2/15/2032 (e)	23	29
Series 2423, Class MC, 7.00%, 3/15/2032	7	9
Series 2423, Class MT, 7.00%, 3/15/2032	15	17
Series 2444, Class ES, IF, IO, 7.86%, 3/15/2032 (e)	16	3
Series 2450, Class SW, IF, IO, 7.91%, 3/15/2032 (e)	6	1
Series 2435, Class CJ, 6.50%, 4/15/2032	53	61
Series 2441, Class GF, 6.50%, 4/15/2032	15	18
Series 2455, Class GK, 6.50%, 5/15/2032	22	25
Series 2450, Class GZ, 7.00%, 5/15/2032	24	28
Series 2466, Class DH, 6.50%, 6/15/2032	19	21
Series 2474, Class NR, 6.50%, 7/15/2032	19	22
Series 2484, Class LZ, 6.50%, 7/15/2032	31	37
Series 2500, Class MC, 6.00%, 9/15/2032	29	33
Series 2543, Class YX, 6.00%, 12/15/2032	59	68
Series 2575, Class ME, 6.00%, 2/15/2033	115	131
Series 2586, Class WI, IO, 6.50%, 3/15/2033	9	2
Series 2990, Class SL, HB, IF, 24.17%, 6/15/2034 (e)	9	10
Series 3611, PO, 7/15/2034	14	13
Series 2990, Class UZ, 5.75%, 6/15/2035	379	430
Series 3117, Class EO, PO, 2/15/2036	36	33
Series 3117, Class OK, PO, 2/15/2036	4	4
Series 3122, Class OH, PO, 3/15/2036	27	25
Series 3152, Class MO, PO, 3/15/2036	88	81
Series 3607, Class AO, PO, 4/15/2036	21	19
Series 3137, Class XP, 6.00%, 4/15/2036	49	57
Series 3819, Class ZQ, 6.00%, 4/15/2036	136	158
Series 3149, Class SO, PO, 5/15/2036	5	4
Series 3171, Class MO, PO, 6/15/2036	20	19
Series 3179, Class OA, PO, 7/15/2036	12	11
Series 3202, Class HI, IF, IO, 6.56%, 8/15/2036 (e)	110	22
Series 3232, Class ST, IF, IO, 6.61%, 10/15/2036 (e)	18	4
Series 3417, Class EO, PO, 11/15/2036	186	175
Series 3316, Class JO, PO, 5/15/2037	3	3
Series 3607, Class OP, PO, 7/15/2037	107	96
Series 3481, Class SJ, IF, IO, 5.76%, 8/15/2038 (e)	57	10
Series 3680, Class MA, 4.50%, 7/15/2039	43	45
Series 4096, Class HA, 2.00%, 12/15/2041	134	136
FHLMC, STRIPS Series 262, Class 35, 3.50%, 7/15/2042	245	263
FHLMC, Structured Pass-Through Certificates, Whole Loan
Series T-41, Class 3A, 4.76%, 7/25/2032 (e)	18	20
Series T-76, Class 2A, 1.60%, 10/25/2037 (e)	79	77
Series T-51, Class 2A, 7.50%, 8/25/2042 (e)	18	23
Series T-54, Class 2A, 6.50%, 2/25/2043	176	207
Series T-54, Class 3A, 7.00%, 2/25/2043	56	67
Series T-56, Class A5, 5.23%, 5/25/2043	415	469

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Series T-58, Class A, PO, 9/25/2043	11		9
FNMA Trust, Whole Loan
Series 2004-W2, Class 2A2, 7.00%, 2/25/2044	18		21
Series 2005-W3, Class 2AF, 0.31%, 3/25/2045 (e)	64		64
FNMA, REMIC
Series 2002-1, Class HC, 6.50%, 2/25/2022	—	(f)	—	(f)
Series 1992-107, Class SB, HB, IF, 29.80%, 6/25/2022 (e)	—	(f)	—	(f)
Series G92-42, Class Z, 7.00%, 7/25/2022	—	(f)	—	(f)
Series G92-35, Class E, 7.50%, 7/25/2022	—	(f)	—	(f)
Series 1996-59, Class J, 6.50%, 8/25/2022	—	(f)	—	(f)
Series 1992-143, Class MA, 5.50%, 9/25/2022	—	(f)	—	(f)
Series G92-54, Class ZQ, 7.50%, 9/25/2022	—	(f)	—	(f)
Series G93-5, Class Z, 6.50%, 2/25/2023	—	(f)	—	(f)
Series 1993-37, Class PX, 7.00%, 3/25/2023	7		7
Series 1993-25, Class J, 7.50%, 3/25/2023	1		1
Series 1998-4, Class C, PO, 4/25/2023	—	(f)	—	(f)
Series 1998-43, Class EA, PO, 4/25/2023	9		9
Series 1993-54, Class Z, 7.00%, 4/25/2023	2		2
Series 1993-62, Class SA, HB, IF, 20.01%, 4/25/2023 (e)	1		1
Series 1993-122, Class M, 6.50%, 7/25/2023	1		1
Series 1996-14, Class SE, IF, IO, 9.10%, 8/25/2023 (e)	6		—	(f)
Series 1993-178, Class PK, 6.50%, 9/25/2023	1		2
Series 1993-165, Class SD, IF, 14.38%, 9/25/2023 (e)	—	(f)	—	(f)
Series 1993-183, Class KA, 6.50%, 10/25/2023	22		23
Series 1993-189, Class PL, 6.50%, 10/25/2023	8		8
Series 1994-9, Class E, PO, 11/25/2023	—	(f)	—	(f)
Series 1993-247, Class SA, HB, IF, 30.02%, 12/25/2023 (e)	2		3
Series G95-1, Class C, 8.80%, 1/25/2025	2		2
Series 2005-121, Class DX, 5.50%, 1/25/2026	77		81
Series 1997-20, IO, 1.84%, 3/25/2027(e)	1		—	(f)
Series 1997-20, Class IB, IO, 1.84%, 3/25/2027 (e)	2		—	(f)
Series 1997-27, Class J, 7.50%, 4/18/2027	5		6
Series 1997-29, Class J, 7.50%, 4/20/2027	6		7
Series 1997-39, Class PD, 7.50%, 5/20/2027	11		12
Series 2012-47, Class HF, 0.49%, 5/25/2027 (e)	44		44
Series 1997-81, Class PI, IO, 7.00%, 12/18/2027	3		—	(f)
Series 1998-36, Class ZB, 6.00%, 7/18/2028	2		3
Series 2000-2, Class ZE, 7.50%, 2/25/2030	24		28
Series 2001-33, Class ID, IO, 6.00%, 7/25/2031	18		2
Series 2001-36, Class DE, 7.00%, 8/25/2031	22		26
Series 2001-49, Class Z, 6.50%, 9/25/2031	4		5
Series 2001-44, Class PD, 7.00%, 9/25/2031	4		5
Series 2003-52, Class SX, HB, IF, 22.67%, 10/25/2031 (e)	6		8
Series 2004-74, Class SW, IF, 15.32%, 11/25/2031 (e)	16		20
Series 2001-81, Class LO, PO, 1/25/2032	3		3
Series 2002-1, Class SA, HB, IF, 24.89%, 2/25/2032 (e)	2		3
Series 2002-21, Class PE, 6.50%, 4/25/2032	12		14
Series 2002-28, Class PK, 6.50%, 5/25/2032	12		14
Series 2002-37, Class Z, 6.50%, 6/25/2032	16		18
Series 2004-61, Class SH, HB, IF, 23.62%, 11/25/2032 (e)	18		27
Series 2003-22, Class UD, 4.00%, 4/25/2033	55		59
Series 2003-34, Class GE, 6.00%, 5/25/2033	123		139
Series 2003-39, IO, 6.00%, 5/25/2033 (e)	3		—	(f)
Series 2003-47, Class PE, 5.75%, 6/25/2033	56		63
Series 2003-64, Class SX, IF, 13.53%, 7/25/2033 (e)	6		8
Series 2003-71, Class DS, IF, 7.35%, 8/25/2033 (e)	58		63
Series 2005-56, Class TP, IF, 17.87%, 8/25/2033 (e)	24		28
Series 2003-91, Class SD, IF, 12.35%, 9/25/2033 (e)	5		6

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Series 2003-116, Class SB, IF, IO, 7.51%, 11/25/2033 (e)	45		8
Series 2006-44, Class P, PO, 12/25/2033	17		16
Series 2003-130, Class SX, IF, 11.38%, 1/25/2034 (e)	2		2
Series 2004-25, Class SA, IF, 19.27%, 4/25/2034 (e)	19		27
Series 2004-46, Class SK, IF, 16.25%, 5/25/2034 (e)	14		17
Series 2004-36, Class SA, IF, 19.27%, 5/25/2034 (e)	31		44
Series 2004-50, Class VZ, 5.50%, 7/25/2034	190		214
Series 2005-74, Class CS, IF, 19.77%, 5/25/2035 (e)	15		18
Series 2005-45, Class DC, HB, IF, 23.97%, 6/25/2035 (e)	30		42
Series 2005-56, Class S, IF, IO, 6.62%, 7/25/2035 (e)	19		4
Series 2005-68, Class PG, 5.50%, 8/25/2035	110		123
Series 2005-73, Class PS, IF, 16.47%, 8/25/2035 (e)	54		69
Series 2005-106, Class US, HB, IF, 24.23%, 11/25/2035 (e)	34		46
Series 2006-27, Class OH, PO, 4/25/2036	26		24
Series 2006-65, Class QO, PO, 7/25/2036	16		15
Series 2006-56, Class FC, 0.38%, 7/25/2036 (e)	106		106
Series 2006-72, Class GO, PO, 8/25/2036	23		22
Series 2006-79, Class DO, PO, 8/25/2036	18		17
Series 2006-77, Class PC, 6.50%, 8/25/2036	31		35
Series 2006-110, PO, 11/25/2036	28		25
Series 2006-124, Class HB, 2.03%, 11/25/2036 (e)	49		50
Series 2007-14, Class ES, IF, IO, 6.35%, 3/25/2037 (e)	22		4
Series 2007-81, Class GE, 6.00%, 8/25/2037	57		65
Series 2007-79, Class SB, HB, IF, 23.68%, 8/25/2037 (e)	22		34
Series 2007-88, Class VI, IF, IO, 6.45%, 9/25/2037 (e)	57		12
Series 2007-91, Class ES, IF, IO, 6.37%, 10/25/2037 (e)	148		30
Series 2007-116, Class HI, IO, 1.30%, 1/25/2038 (e)	29		1
Series 2008-16, Class IS, IF, IO, 6.11%, 3/25/2038 (e)	8		1
Series 2008-10, Class XI, IF, IO, 6.14%, 3/25/2038 (e)	15		3
Series 2008-28, Class QS, HB, IF, 20.42%, 4/25/2038 (e)	19		26
Series 2008-46, Class HI, IO, 1.61%, 6/25/2038 (e)	24		2
Series 2013-25, Class DC, 2.50%, 6/25/2039	195		201
Series 2009-69, PO, 9/25/2039	29		26
Series 2009-103, Class MB, 1.99%, 12/25/2039 (e)	30		32
Series 2010-71, Class HJ, 5.50%, 7/25/2040	72		82
Series 2011-118, Class MT, 7.00%, 11/25/2041	87		104
Series 2011-118, Class NT, 7.00%, 11/25/2041	77		92
Series 2013-101, Class DO, PO, 10/25/2043	157		134
Series 2013-128, PO, 12/25/2043	132		122
Series 2019-65, Class PA, 2.50%, 5/25/2048	227		235
FNMA, REMIC Trust, Whole Loan
Series 2007-W7, Class 1A4, HB, IF, 38.64%, 7/25/2037 (e)	5		8
Series 2003-W4, Class 2A, 5.52%, 10/25/2042 (e)	11		13
Series 2003-W1, Class 1A1, 5.04%, 12/25/2042 (e)	59		63
FNMA, REMIC, Whole Loan Series 2007-106, Class A7, 6.25%, 10/25/2037 (e)	19		23
FNMA, STRIPS
Series 218, Class 2, IO, 7.50%, 4/25/2023	—	(f)	—	(f)
Series 300, Class 1, PO, 9/25/2024	6		6
Series 329, Class 1, PO, 1/25/2033	3		3
GNMA
Series 2003-24, PO, 3/16/2033	5		4
Series 2003-40, Class TJ, 6.50%, 3/20/2033	108		115
Series 2003-52, Class AP, PO, 6/16/2033	29		28
Series 2004-28, Class S, IF, 19.42%, 4/16/2034 (e)	8		11
Series 2004-71, Class SB, HB, IF, 29.02%, 9/20/2034 (e)	14		20
Series 2004-90, Class SI, IF, IO, 6.01%, 10/20/2034 (e)	82		11
Series 2005-68, Class DP, IF, 16.22%, 6/17/2035 (e)	15		18
Series 2005-68, Class KI, IF, IO, 6.21%, 9/20/2035 (e)	145		27
Series 2006-38, Class ZK, 6.50%, 8/20/2036	248		274

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Series 2006-59, Class SD, IF, IO, 6.61%, 10/20/2036 (e)	16		2
Series 2007-17, Class JI, IF, IO, 6.72%, 4/16/2037 (e)	64		13
Series 2007-27, Class SA, IF, IO, 6.11%, 5/20/2037 (e)	78		9
Series 2007-45, Class QA, IF, IO, 6.55%, 7/20/2037 (e)	66		9
Series 2007-40, Class SB, IF, IO, 6.66%, 7/20/2037 (e)	106		17
Series 2007-53, Class ES, IF, IO, 6.46%, 9/20/2037 (e)	17		2
Series 2007-53, Class SW, IF, 19.93%, 9/20/2037 (e)	13		17
Series 2009-79, Class OK, PO, 11/16/2037	51		48
Series 2007-76, Class SA, IF, IO, 6.44%, 11/20/2037 (e)	35		4
Series 2007-72, Class US, IF, IO, 6.46%, 11/20/2037 (e)	34		4
Series 2009-106, Class ST, IF, IO, 5.91%, 2/20/2038 (e)	112		17
Series 2008-33, Class XS, IF, IO, 7.61%, 4/16/2038 (e)	25		4
Series 2008-40, Class SA, IF, IO, 6.31%, 5/16/2038 (e)	69		11
Series 2008-50, Class KB, 6.00%, 6/20/2038	84		96
Series 2008-55, Class SA, IF, IO, 6.11%, 6/20/2038 (e)	40		5
Series 2008-93, Class AS, IF, IO, 5.61%, 12/20/2038 (e)	47		5
Series 2009-6, Class SA, IF, IO, 6.01%, 2/16/2039 (e)	13		1
Series 2009-31, Class TS, IF, IO, 6.21%, 3/20/2039 (e)	37		2
Series 2009-14, Class NI, IO, 6.50%, 3/20/2039	20		4
Series 2009-22, Class SA, IF, IO, 6.18%, 4/20/2039 (e)	56		8
Series 2009-92, Class ZC, 5.00%, 10/20/2039	298		333
Series 2011-137, Class WA, 5.59%, 7/20/2040 (e)	136		157
Series 2010-105, Class B, 5.00%, 8/20/2040	382		430
Series 2010-130, Class CP, 7.00%, 10/16/2040	35		41
Series 2013-91, Class WA, 4.48%, 4/20/2043 (e)	316		344
Series 2012-H24, Class FA, 0.53%, 3/20/2060 (e)	4		4
Series 2013-H03, Class FA, 0.38%, 8/20/2060 (e)	—	(f)	—	(f)
Series 2012-H21, Class DF, 0.73%, 5/20/2061 (e)	2		2
Series 2012-H26, Class MA, 0.63%, 7/20/2062 (e)	1		1
Series 2012-H29, Class FA, 0.59%, 10/20/2062 (e)	252		253
Series 2014-H15, Class FA, 0.58%, 7/20/2064 (e)	511		513
Series 2014-H17, Class FC, 0.58%, 7/20/2064 (e)	414		415
Series 2015-H15, Class FJ, 0.52%, 6/20/2065 (e)	490		491
Series 2015-H18, Class FA, 0.53%, 6/20/2065 (e)	314		315
Series 2015-H20, Class FA, 0.55%, 8/20/2065 (e)	440		442
Series 2015-H26, Class FG, 0.60%, 10/20/2065 (e)	509		511
GSR Mortgage Loan Trust Series 2006-1F, Class 1A3, 5.50%, 2/25/2036	26		42
Impac Secured Assets CMN Owner Trust Series 2002-2, Class A, PO, 4/25/2033 ‡	—	(f)	—	(f)
JPMorgan Mortgage Trust
Series 2003-A1, Class 1A1, 1.81%, 10/25/2033 (e)	120		122
Series 2006-A2, Class 5A3, 2.27%, 11/25/2033 (e)	24		24
Series 2006-A2, Class 4A1, 2.23%, 8/25/2034 (e)	8		8
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1, 2.62%, 4/21/2034 (e)	25		25
Series 2004-3, Class 4A2, 2.21%, 4/25/2034 (e)	7		7
MASTR Alternative Loan Trust
Series 2004-10, Class 1A1, 4.50%, 9/25/2019	—	(f)	—	(f)
Series 2004-4, Class 10A1, 5.00%, 5/25/2024	40		41
Series 2003-9, Class 8A1, 6.00%, 1/25/2034	57		60
Series 2004-7, Class 30, PO, 8/25/2034 ‡	6		5
Series 2005-6, Class 3A1, 5.50%, 12/25/2035	7		7
MASTR Resecuritization Trust Series 2005-PO, Class 3, PO, 5/28/2035 ‡ (b)	5		4
Merrill Lynch Mortgage Investors Trust
Series 2003-E, Class A1, 0.71%, 10/25/2028 (e)	56		56
Series 2004-A, Class A1, 0.55%, 4/25/2029 (e)	17		16
NACC Reperforming Loan REMIC Trust Series 2004-R2, Class A1, 6.50%, 10/25/2034 (b) (e)	25		25
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2003-A1, Class A5, 7.00%, 4/25/2033	7		7

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Series 2003-A1, Class A1, 5.50%, 5/25/2033	2		2
Series 2003-A1, Class A2, 6.00%, 5/25/2033	7		8
RALI Trust
Series 2002-QS16, Class A3, IF, 16.43%, 10/25/2017 (e)	—	(f)	—	(f)
Series 2003-QS9, Class A3, IF, IO, 7.46%, 5/25/2018 ‡ (e)	1		—	(f)
Reperforming Loan REMIC Trust Series 2005-R1, Class 2A, PO, 3/25/2035 ‡ (b)	39		27
Seasoned Credit Risk Transfer Trust
Series 2018-1, Class M60C, 3.50%, 5/25/2057	215		228
Series 2017-4, Class M60C, 3.50%, 6/25/2057	299		316
Series 2018-2, Class M55D, 4.00%, 11/25/2057	215		230
Series 2019-1, Class MT, 3.50%, 7/25/2058 ‡	398		422
Series 2019-3, Class M55D, 4.00%, 10/25/2058 ‡	70		75
Series 2019-4, Class M55D, 4.00%, 2/25/2059	240		259
Seasoned Loans Structured Transaction Series 2018-2, Class A1, 3.50%, 11/25/2028	293		303
Vendee Mortgage Trust
Series 1993-1, Class ZB, 7.25%, 2/15/2023	24		25
Series 1994-1, Class 1, 5.02%, 2/15/2024 (e)	25		25
Series 1996-1, Class 1Z, 6.75%, 2/15/2026	73		81
Series 1996-2, Class 1Z, 6.75%, 6/15/2026	23		25
Series 1997-1, Class 2Z, 7.50%, 2/15/2027	103		114
Series 1998-1, Class 2E, 7.00%, 3/15/2028	26		29
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR5, Class A7, 2.58%, 6/25/2033 (e)	24		25
Series 2004-AR3, Class A2, 2.59%, 6/25/2034 (e)	12		12
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust Series 2005-4, Class CB7, 5.50%, 6/25/2035	72		74
Washington Mutual MSC Mortgage Pass-Through Certificates Trust Series 2003-MS7, Class P, PO, 3/25/2033 ‡	—	(f)	—	(f)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $14,316)			15,074

MORTGAGE-BACKED SECURITIES — 10.1%
FHLMC
Pool # 785618, ARM, 2.13%, 7/1/2026 (e)	6		6
Pool # 611141, ARM, 2.23%, 1/1/2027 (e)	5		5
Pool # 1G2557, ARM, 2.22%, 6/1/2036 (e)	33		35
Pool # 1A1085, ARM, 1.87%, 8/1/2036 (e)	43		45
Pool # 1Q0105, ARM, 1.99%, 9/1/2036 (e)	13		14
Pool # 1B7242, ARM, 2.19%, 9/1/2036 (e)	36		38
Pool # 1Q0737, ARM, 2.04%, 11/1/2036 (e)	18		18
Pool # 1N1511, ARM, 1.79%, 1/1/2037 (e)	14		14
Pool # 1J1543, ARM, 2.48%, 2/1/2037 (e)	5		5
Pool # 1Q0739, ARM, 2.08%, 3/1/2037 (e)	17		18
Pool # 1Q0722, ARM, 2.41%, 4/1/2038 (e)	18		20
FHLMC Gold Pools, 15 Year Pool # G12825, 6.50%, 3/1/2022	—	(f)	—	(f)
FHLMC Gold Pools, 20 Year Pool # C90985, 6.50%, 8/1/2026	4		4
FHLMC Gold Pools, 30 Year
Pool # G00245, 8.00%, 8/1/2024	1		1
Pool # C00376, 8.00%, 11/1/2024	—	(f)	—	(f)
Pool # C00414, 7.50%, 8/1/2025	1		1
Pool # C00452, 7.00%, 4/1/2026	1		1
Pool # G00981, 8.50%, 7/1/2028	3		4
Pool # A17537, 6.00%, 1/1/2034	18		21
Pool # G02682, 7.00%, 2/1/2037	15		17
Pool # Q58054, 4.50%, 11/1/2046	168		187
FHLMC Gold Pools, Other
Pool # G20027, 10.00%, 10/1/2030	3		3
Pool # U80336, 3.50%, 5/1/2033	294		312
Pool # U90690, 3.50%, 6/1/2042	117		126
Pool # U90975, 4.00%, 6/1/2042	100		109

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Pool # U91427, 3.50%, 5/1/2043	328		350
FNMA
Pool # 54844, ARM, 2.19%, 9/1/2027 (e)	2		2
Pool # 303532, ARM, 3.85%, 3/1/2029 (e)	1		1
Pool # 745446, ARM, 2.40%, 4/1/2033 (e)	19		20
Pool # 746299, ARM, 2.06%, 9/1/2033 (e)	34		36
Pool # 743546, ARM, 1.74%, 11/1/2033 (e)	35		35
Pool # 735332, ARM, 2.27%, 8/1/2034 (e)	37		38
Pool # 790964, ARM, 1.89%, 9/1/2034 (e)	14		14
Pool # 896463, ARM, 2.42%, 10/1/2034 (e)	34		37
Pool # 810896, ARM, 1.68%, 1/1/2035 (e)	21		22
Pool # 816361, ARM, 1.77%, 1/1/2035 (e)	86		87
Pool # 816594, ARM, 1.68%, 2/1/2035 (e)	14		15
Pool # 816597, ARM, 1.92%, 2/1/2035 (e)	11		11
Pool # 745862, ARM, 2.35%, 4/1/2035 (e)	20		20
Pool # 843026, ARM, 1.66%, 9/1/2035 (e)	34		35
Pool # 832801, ARM, 1.90%, 9/1/2035 (e)	31		32
Pool # 920340, ARM, 2.63%, 2/1/2036 (e)	21		21
Pool # 886558, ARM, 2.02%, 8/1/2036 (e)	9		9
Pool # 893424, ARM, 1.83%, 9/1/2036 (e)	24		25
Pool # 913984, ARM, 1.61%, 2/1/2037 (e)	12		12
Pool # 915645, ARM, 2.26%, 2/1/2037 (e)	30		32
Pool # 887094, ARM, 2.19%, 7/1/2046 (e)	39		42
FNMA UMBS, 15 Year Pool # 995381, 6.00%, 1/1/2024	4		4
FNMA UMBS, 20 Year Pool # 254305, 6.50%, 5/1/2022	1		1
FNMA UMBS, 30 Year
Pool # 189190, 7.50%, 11/1/2022	—	(f)	—	(f)
Pool # 250066, 8.00%, 5/1/2024	—	(f)	—	(f)
Pool # 250103, 8.50%, 7/1/2024	1		1
Pool # 303031, 7.50%, 10/1/2024	—	(f)	—	(f)
Pool # 308499, 8.50%, 5/1/2025	—	(f)	—	(f)
Pool # 695533, 8.00%, 6/1/2027	5		5
Pool # 313687, 7.00%, 9/1/2027	1		1
Pool # 755973, 8.00%, 11/1/2028	6		7
Pool # 598559, 6.50%, 8/1/2031	11		12
Pool # 995409, 8.00%, 11/1/2032	79		90
Pool # 675555, 6.00%, 12/1/2032	13		14
Pool # 674349, 6.00%, 3/1/2033	8		9
Pool # 702901, 6.00%, 5/1/2033	29		33
Pool # 721535, 5.00%, 7/1/2033	42		48
Pool # 723852, 5.00%, 7/1/2033	14		16
Pool # 729296, 5.00%, 7/1/2033	32		36
Pool # 713700, 4.50%, 8/1/2033	14		16
Pool # 737825, 6.00%, 9/1/2033	7		8
Pool # 725027, 5.00%, 11/1/2033	28		31
Pool # 725017, 5.50%, 12/1/2033	29		34
Pool # AA0922, 6.00%, 9/1/2036	39		45
Pool # 986648, 6.00%, 9/1/2037	19		23
Pool # AD9151, 5.00%, 8/1/2040	75		85
Pool # BM3375, 4.00%, 1/1/2048	177		193
Pool # BK8753, 4.50%, 6/1/2049	160		175
Pool # BP6363, 3.00%, 4/1/2050	341		356
FNMA, 30 Year
Pool # 252409, 6.50%, 3/1/2029	6		7
Pool # 752786, 6.00%, 9/1/2033	7		8
FNMA, Other
Pool # AM8317, 2.96%, 3/1/2025	177		186
Pool # AN2309, 2.21%, 7/1/2026	449		465
Pool # AM6381, 3.29%, 8/1/2026	979		1,053

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Pool # AM7515, 3.34%, 2/1/2027	500		542
Pool # BL1040, 3.81%, 12/1/2028	150		171
Pool # BL0907, 3.88%, 12/1/2028	300		342
Pool # AM6892, 3.76%, 9/1/2029	222		249
Pool # BM4162, 3.20%, 10/1/2029 (e)	279		306
Pool # BL4333, 2.52%, 11/1/2029	393		417
Pool # 888408, 6.00%, 3/1/2037	9		9
Pool # 257172, 5.50%, 4/1/2038	6		6
Pool # MA1125, 4.00%, 7/1/2042	163		177
FNMA/FHLMC UMBS, Single Family, 30 Year TBA, 2.50%, 2/25/2052 (g)	80		82
GNMA I, 30 Year
Pool # 352108, 7.00%, 8/15/2023	—	(f)	—	(f)
Pool # 363030, 7.00%, 9/15/2023	4		4
Pool # 352022, 7.00%, 11/15/2023	—	(f)	—	(f)
Pool # 366706, 6.50%, 1/15/2024	3		4
Pool # 371281, 7.00%, 2/15/2024	1		1
Pool # 782507, 9.50%, 10/15/2024	—	(f)	—	(f)
Pool # 780965, 9.50%, 12/15/2025	—	(f)	—	(f)
Pool # 442119, 7.50%, 11/15/2026	1		1
Pool # 411829, 7.50%, 7/15/2027	2		2
Pool # 468149, 8.00%, 8/15/2028	1		1
Pool # 468236, 6.50%, 9/15/2028	29		32
Pool # 486537, 7.50%, 9/15/2028	2		2
Pool # 466406, 6.00%, 11/15/2028	11		12
Pool # 607645, 6.50%, 2/15/2033	8		9
Pool # 781614, 7.00%, 6/15/2033	13		15
Pool # 782615, 7.00%, 6/15/2035	31		35
Pool # 782025, 6.50%, 12/15/2035	40		46
Pool # 681638, 6.00%, 12/15/2038	64		72
GNMA II, 30 Year
Pool # 1974, 8.50%, 3/20/2025	—	(f)	—	(f)
Pool # 1989, 8.50%, 4/20/2025	1		1
Pool # 2006, 8.50%, 5/20/2025	1		1
Pool # 2141, 8.00%, 12/20/2025	—	(f)	—	(f)
Pool # 2234, 8.00%, 6/20/2026	1		1
Pool # 2270, 8.00%, 8/20/2026	1		1
Pool # 2285, 8.00%, 9/20/2026	1		1
Pool # 2324, 8.00%, 11/20/2026	1		1
Pool # 2499, 8.00%, 10/20/2027	2		2
Pool # 2512, 8.00%, 11/20/2027	1		2
Pool # 2525, 8.00%, 12/20/2027	1		1
Pool # 2549, 7.50%, 2/20/2028	1		1
Pool # 2562, 6.00%, 3/20/2028	9		10
Pool # 2633, 8.00%, 8/20/2028	—	(f)	—	(f)
Pool # 2646, 7.50%, 9/20/2028	2		2
Pool # 4245, 6.00%, 9/20/2038	43		49
Pool # BA7567, 4.50%, 5/20/2048	94		100
Pool # BI0416, 4.50%, 11/20/2048	133		142
Pool # BM9692, 4.50%, 7/20/2049	90		97
Pool # BQ3224, 4.50%, 9/20/2049	433		468
Pool # MA7534, 2.50%, 8/20/2051	128		131
Pool # MA7649, 2.50%, 10/20/2051	40		41
GNMA II, Other Pool # AD0860, 3.50%, 11/20/2033	318		337

TOTAL MORTGAGE-BACKED SECURITIES (Cost $8,343)			8,788

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
ASSET-BACKED SECURITIES — 8.7%
ACC Trust Series 2019-2, Class A, 2.82%, 2/21/2023 (b)	3	3
Ally Auto Receivables Trust Series 2019-1, Class A3, 2.91%, 9/15/2023	18	18
American Airlines Pass-Through Trust
Series 2016-3, Class AA, 3.00%, 10/15/2028	63	64
Series 2021-1, Class B, 3.95%, 7/11/2030	28	28
American Credit Acceptance Receivables Trust
Series 2020-3, Class A, 0.62%, 10/13/2023 (b)	2	2
Series 2021-1, Class A, 0.35%, 5/13/2024 (b)	19	18
American Express Credit Account Master Trust Series 2019-1, Class A, 2.87%, 10/15/2024	135	136
AmeriCredit Automobile Receivables Trust
Series 2019-1, Class A3, 2.97%, 11/20/2023	4	4
Series 2019-2, Class A3, 2.28%, 1/18/2024	67	67
Series 2020-1, Class A3, 1.11%, 8/19/2024	49	49
Series 2020-2, Class A3, 0.66%, 12/18/2024	21	21
Series 2021-1, Class A3, 0.37%, 8/18/2025	86	87
Series 2020-3, Class B, 0.76%, 12/18/2025	75	75
Series 2021-2, Class B, 0.69%, 1/19/2027	55	54
Avis Budget Rental Car Funding AESOP LLC Series 2020-1A, Class A, 2.33%, 8/20/2026 (b)	100	103
BA Credit Card Trust
Series 2019-A1, Class A1, 1.74%, 1/15/2025	230	232
Series 2020-A1, Class A1, 0.34%, 5/15/2026	88	87
British Airways Pass-Through Trust (United Kingdom) Series 2018-1, Class AA, 3.80%, 9/20/2031 (b)	54	56
CarMax Auto Owner Trust
Series 2018-3, Class A3, 3.13%, 6/15/2023	31	31
Series 2019-1, Class A3, 3.05%, 3/15/2024	80	81
Series 2020-1, Class A3, 1.89%, 12/16/2024	85	86
Series 2020-3, Class A3, 0.62%, 3/17/2025	85	85
Series 2021-1, Class A3, 0.34%, 12/15/2025	41	41
Carvana Auto Receivables Trust Series 2021-P3, Class A3, 0.70%, 11/10/2026	90	89
CIG Auto Receivables Trust Series 2021-1A, Class A, 0.69%, 4/14/2025 (b)	78	78
CoreVest American Finance Trust Series 2019-3, Class A, 2.71%, 10/15/2052 (b)	76	78
CPS Auto Receivables Trust Series 2021-B, Class B, 0.81%, 12/15/2025 (b)	100	100
Credit Acceptance Auto Loan Trust
Series 2019-3A, Class A, 2.38%, 11/15/2028 (b)	250	253
Series 2020-1A, Class A, 2.01%, 2/15/2029 (b)	250	252
Series 2021-2A, Class A, 0.96%, 2/15/2030 (b)	250	249
Drive Auto Receivables Trust
Series 2021-1, Class A3, 0.44%, 11/15/2024	49	49
Series 2020-2, Class B, 1.42%, 3/17/2025	20	20
Series 2021-3, Class B, 1.11%, 5/15/2026	28	28
DT Auto Owner Trust
Series 2020-3A, Class B, 0.91%, 12/16/2024 (b)	65	65
Series 2021-1A, Class B, 0.62%, 9/15/2025 (b)	20	20
Series 2021-3A, Class C, 0.87%, 5/17/2027 (b)	95	94
Series 2021-4A, Class D, 1.99%, 9/15/2027 (b)	57	57
Exeter Automobile Receivables Trust
Series 2020-3A, Class B, 0.79%, 9/16/2024	40	40
Series 2021-1A, Class B, 0.50%, 2/18/2025	78	78
Series 2021-2A, Class B, 0.57%, 9/15/2025	55	55
Series 2021-4A, Class B, 1.05%, 5/15/2026	74	74
Federal Express Corp. Pass-Through Trust Series 1998, 6.72%, 1/15/2022	26	26
First Investors Auto Owner Trust Series 2021-1A, Class A, 0.45%, 3/16/2026 (b)	23	23
Flagship Credit Auto Trust
Series 2020-4, Class A, 0.53%, 4/15/2025 (b)	124	124
Series 2019-4, Class C, 2.77%, 12/15/2025 (b)	105	108
Series 2021-4, Class A, 0.81%, 7/17/2026 (b)	125	125
Series 2021-3, Class A, 0.36%, 7/15/2027 (b)	132	131
Ford Credit Auto Lease Trust
Series 2020-A, Class A3, 1.85%, 3/15/2023	22	22

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2020-B, Class A4, 0.69%, 10/15/2023	47	47
Series 2021-A, Class A3, 0.26%, 2/15/2024	72	72
FREED ABS Trust Series 2020-FP1, Class A, 2.52%, 3/18/2027 (b)	1	1
FRTKL Series 2021-SFR1, Class A, 1.57%, 9/17/2038 (b)	156	153
GE Capital Mortgage Services, Inc. Trust Series 1999-HE1, Class M, 6.71%, 4/25/2029 ‡ (e)	12	11
GLS Auto Receivables Issuer Trust
Series 2020-4A, Class A, 0.52%, 2/15/2024 (b)	18	18
Series 2021-3A, Class C, 1.11%, 9/15/2026 (b)	66	66
GLS Auto Receivables Trust Series 2021-2A, Class B, 0.77%, 9/15/2025 (b)	32	32
GM Financial Consumer Automobile Receivables Trust Series 2021-1, Class A3, 0.35%, 10/16/2025	34	34
GM Financial Leasing Trust Series 2021-1, Class A4, 0.33%, 2/20/2025	78	78
Gold Key Resorts LLC Series 2014-A, Class A, 3.22%, 3/17/2031(b)	9	9
Honda Auto Receivables Owner Trust Series 2019-4, Class A3, 1.83%, 1/18/2024	133	134
Hyundai Auto Lease Securitization Trust Series 2020-B, Class A3, 0.51%, 9/15/2023 (b)	135	135
Mercedes-Benz Auto Lease Trust
Series 2019-B, Class A3, 2.00%, 10/17/2022	18	18
Series 2020-A, Class A3, 1.84%, 12/15/2022	38	38
Series 2021-A, Class A3, 0.25%, 1/16/2024	59	58
MVW LLC Series 2021-2A, Class A, 1.43%, 5/20/2039 (b)	112	111
OneMain Direct Auto Receivables Trust Series 2018-1A, Class A, 3.43%, 12/16/2024 (b)	11	11
Progress Residential Trust Series 2021-SFR8, Class E1, 2.38%, 10/17/2038 ‡ (b)	100	98
Santander Consumer Auto Receivables Trust Series 2021-AA, Class A3, 0.33%, 10/15/2025 (b)	35	35
Santander Drive Auto Receivables Trust
Series 2020-2, Class A3, 0.67%, 4/15/2024	4	4
Series 2020-3, Class B, 0.69%, 3/17/2025	65	65
Series 2021-1, Class B, 0.50%, 4/15/2025	146	147
Series 2021-3, Class B, 0.60%, 12/15/2025	102	101
Series 2020-4, Class C, 1.01%, 1/15/2026	50	50
Series 2021-2, Class C, 0.90%, 6/15/2026	74	74
Securitized Asset-Backed Receivables LLC Trust Series 2006-CB1, Class AF2, 2.92%, 1/25/2036 ‡ (h)	22	23
Spirit Airlines Pass-Through Trust Series 2017-1, Class AA, 3.38%, 2/15/2030	37	38
Tesla Auto Lease Trust
Series 2019-A, Class A3, 2.16%, 10/20/2022 (b)	168	169
Series 2021-B, Class A4, 0.63%, 9/22/2025 (b)	51	50
Toyota Auto Receivables Owner Trust
Series 2020-A, Class A3, 1.66%, 5/15/2024	167	168
Series 2021-A, Class A3, 0.26%, 5/15/2025	131	130
Series 2020-C, Class A4, 0.57%, 10/15/2025	56	56
United Airlines Pass-Through Trust
Series 2016-2, Class AA, 2.88%, 10/7/2028	95	96
Series 2018-1, Class A, 3.70%, 3/1/2030	107	110
United Auto Credit Securitization Trust
Series 2021-1, Class A, 0.34%, 7/10/2023 (b)	18	18
Series 2021-1, Class C, 0.84%, 6/10/2026 (b)	70	69
US Auto Funding Series 2021-1A, Class A, 0.79%, 7/15/2024 (b)	107	107
US Auto Funding LLC Series 2019-1A, Class B, 3.99%, 12/15/2022 (b)	11	11
Verizon Owner Trust Series 2018-A, Class A1A, 3.23%, 4/20/2023	4	4
VOLT C LLC Series 2021-NPL9, Class A1, 1.99%, 5/25/2051 (b) (h)	71	71
VOLT CI LLC Series 2021-NP10, Class A1, 1.99%, 5/25/2051 (b) (h)	84	84
VOLT XCIII LLC Series 2021-NPL2, Class A1, 1.89%, 2/27/2051 (b) (h)	78	77
VOLT XCIV LLC Series 2021-NPL3, Class A1, 2.24%, 2/27/2051 (b) (h)	106	105

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
VOLT XCIX LLC Series 2021-NPL8, Class A1, 2.12%, 4/25/2051 (b) (h)	78	78
VOLT XCVI LLC Series 2021-NPL5, Class A1, 2.12%, 3/27/2051 (b) (h)	110	110
VOLT XCVII LLC Series 2021-NPL6, Class A1, 2.24%, 4/25/2051 (b) (h)	120	120
Westlake Automobile Receivables Trust
Series 2020-2A, Class A2A, 0.93%, 2/15/2024 (b)	33	33
Series 2020-3A, Class B, 0.78%, 11/17/2025 (b)	90	90
Series 2021-3A, Class D, 2.12%, 1/15/2027 (b)	72	72
World Omni Auto Receivables Trust
Series 2020-A, Class A3, 1.70%, 1/17/2023	130	131
Series 2021-A, Class A3, 0.30%, 1/15/2026	123	122
World Omni Automobile Lease Securitization Trust
Series 2021-A, Class A3, 0.42%, 8/15/2024	67	66
Series 2020-B, Class A4, 0.52%, 2/17/2026	60	60
World Omni Select Auto Trust Series 2020-A, Class A3, 0.55%, 7/15/2025	60	60

TOTAL ASSET-BACKED SECURITIES (Cost $7,581)		7,594

COMMERCIAL MORTGAGE-BACKED SECURITIES — 8.6%
20 Times Square Trust Series 2018-20TS, Class A, 3.20%, 5/15/2035 (b) (e)	145	147
Commercial Mortgage Trust Series 2015-CR25, Class A4, 3.76%, 8/10/2048	281	301
FHLMC, Multi-Family Structured Pass-Through Certificates
Series KSMC, Class A2, 2.62%, 1/25/2023	500	512
Series KL3L, Class ALNZ, 3.46%, 4/25/2025 (e)	500	530
Series KLU2, Class A7, 2.23%, 9/25/2025 (e)	350	361
Series K737, Class AM, 2.10%, 10/25/2026	305	313
Series K069, Class A2, 3.19%, 9/25/2027 (e)	500	545
Series K081, Class A1, 3.88%, 2/25/2028	101	110
Series K083, Class A2, 4.05%, 9/25/2028 (e)	297	343
Series K088, Class A2, 3.69%, 1/25/2029	480	544
FNMA ACES
Series 2015-M17, Class FA, 1.01%, 11/25/2022 (e)	90	90
Series 2014-M2, Class A2, 3.51%, 12/25/2023 (e)	310	323
Series 2014-M13, Class A2, 3.02%, 8/25/2024 (e)	435	454
Series 2015-M7, Class A2, 2.59%, 12/25/2024	609	631
Series 2018-M2, Class A2, 3.00%, 1/25/2028 (e)	500	536
Series 2018-M13, Class A1, 3.82%, 3/25/2030 (e)	64	69
Series 2020-M50, Class A1, 0.67%, 10/25/2030	371	362
Series 2020-M50, Class A2, 1.20%, 10/25/2030	165	161
Series 2020-M50, Class X1, IO, 2.01%, 10/25/2030 (e)	2,692	280
Series 2021-M11, Class A2, 1.51%, 3/25/2031 (e)	117	114
Series 2021-M3, Class 1A1, 1.00%, 11/25/2033	20	20
Series 2021-M3, Class X1, IO, 2.12%, 11/25/2033 (e)	110	14
Morgan Stanley Capital I Trust Series 2021-PLZA, Class A, 2.57%, 11/9/2031 (b)	147	151
MRCD MARK Mortgage Trust Series 2019-PARK, Class A, 2.72%, 12/15/2036 (b)	200	203
SLG Office Trust Series 2021-OVA, Class A, 2.59%, 7/15/2041 (b)	155	159
UBS-BAMLL Trust Series 2012-WRM, Class A, 3.66%, 6/10/2030 (b)	116	116
UBS-Barclays Commercial Mortgage Trust Series 2012-C2, Class A4, 3.53%, 5/10/2063	104	105

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $7,184)		7,494

FOREIGN GOVERNMENT SECURITIES — 0.2%
United Mexican States (Mexico) 2.66%, 5/24/2031 (Cost $199)	200	193

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
U.S. GOVERNMENT AGENCY SECURITIES — 0.1%
Resolution Funding Corp. STRIPS DN, 3.21%, 1/15/2026 (d) (Cost $53)	60	57

	Shares (000)
SHORT-TERM INVESTMENTS — 3.7%
INVESTMENT COMPANIES — 3.7%
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.05% (i) (j) (Cost $3,202)	3,201	3,202

Total Investments — 99.8% (Cost $84,397)		86,890
Other Assets Less Liabilities — 0.2%		209

Net Assets — 100.0%		87,099

Percentages indicated are based on net assets.

Abbreviations

ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of November 30, 2021.
DN	Discount Notes
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
HB	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
ICE	Intercontinental Exchange
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of November 30, 2021. The rate may be subject to a cap and floor.

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
LIBOR	London Interbank Offered Rate
PO	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar
(a)	Amount rounds to less than 0.1% of net assets.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2021.
(d)	The rate shown is the effective yield as of November 30, 2021.
(e)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2021.
(f)	Amount rounds to less than one thousand.
(g)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(h)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of November 30, 2021.
(i)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(j)	The rate shown is the current yield as of November 30, 2021.
‡	Value determined using significant unobservable inputs.

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at November 30, 2021.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 —   Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 —   Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$7,462	$132	$7,594
Collateralized Mortgage Obligations	—	14,535	539	15,074
Commercial Mortgage-Backed Securities	—	7,494	—	7,494
Corporate Bonds	—	26,920	—	26,920
Foreign Government Securities	—	193	—	193
Mortgage-Backed Securities	—	8,788	—	8,788
U.S. Government Agency Securities	—	57	—	57
U.S. Treasury Obligations	—	17,568	—	17,568
Short-Term Investments
Investment Companies	3,202	—	—	3,202

Total Investments in Securities	$3,202	$83,017	$671	$86,890

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

(Dollar values in thousands)

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:

	Balance as of February 28, 2021	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)		Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2021
Investments in Securities:
Asset-Backed Securities	$894	$—	$(8)	$—	(a)	$100	$(854)	$—	$—	$132
Collateralized Mortgage Obligations	654	—	(21)	—	(a)	1	(95)	—	—	539

Total	$1,548	$—	$(29)	$—	(a)	$101	$(949)	$—	$—	$671

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than one thousand.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at November 30, 2021, which were valued using significant unobservable inputs (level 3) amounted to $(23).

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

Intermediate Bond Trust Fund

Quantitative Information about Level 3 Fair Value Measurements #

	Fair Value at November 30, 2021	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$131	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 5.00% (1.16%)
			Constant Default Rate	0.00% - 4.92% (0.66%)
			Yield (Discount Rate of Cash Flows)	2.72% - 3.28% (2.84%)

Asset-Backed Securities	131

	536	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (93.65%)
			Constant Default Rate	0.00% - 2.85% (0.17%)
			Yield (Discount Rate of Cash Flows)	1.93% - 8.63% (2.58%)
Collateralized Mortgage Obligations	536

Total	$667

#

The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At November 30 2021, the value of these investments was $4. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund, which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amount in the table below.

For the period ended November 30, 2021
Security Description	Value at February 28, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)		Change in Unrealized Appreciation/ (Depreciation)		Value at November 30, 2021	Shares at November 30, 2021	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.05% (a) (b)	$3,631	$15,866	$16,295	$—	(c)	$—	(c)	$3,202	3,201	$1	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2021.
(c)	Amount rounds to less than one thousand.